Profit Appropriation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as statutory surplus fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%
Total amount of profits contributed to funds	$ 0.1	$ 0.4	$ 10.4
Total balance of profits contributed to funds	$ 57.2	$ 81.1
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%
China Company Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as statutory surplus fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%